FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
FINANCIAL ASSETS
Cash and cash equivalents	$ 1,360	$ 1,927	$ 2,506	$ 1,960
Certificates of deposit	598	598
Investment securities - available for sale	28,387	77,186
Investment securities - held to maturity	22,047	26,420
Mortgage-backed securities - held to maturity	215,335	139,268
Net loans receivable	29,724	31,531
Accrued interest receivable	638	1,371
FHLB stock	6,440	5,682
Bank owned life insurance	4,136	2,000
Deposits
Savings accounts	44,428	41,808
Money market accounts	24,730	23,772
Certificates of deposit	34,833
Long-term Federal Home Loan Bank Advances	111,696	17,500
Ending balance	23,626	96,712
Interest Payable	170	210
Agency [Member]
FINANCIAL ASSETS
Investment securities - held to maturity	212,781	135,621
Private-label [Member]
FINANCIAL ASSETS
Investment securities - held to maturity	2,554	3,647
Level 1 [Member]
FINANCIAL ASSETS
Cash and cash equivalents	1,360	1,927
Certificates of deposit	598	598
Investment securities - available for sale
Investment securities - held to maturity
Mortgage-backed securities - held to maturity
Net loans receivable
Accrued interest receivable	638	1,371
FHLB stock	6,440	5,682
Bank owned life insurance	4,136	2,000
Deposits
Non-interest-bearing accounts	16,300	14,911
NOW accounts	21,077	20,654
Savings accounts	44,428	41,808
Money market accounts	24,730	23,772
Certificates of deposit
Advance payments by borrowers for taxes and insurance	491	550
Long-term Federal Home Loan Bank Advances
Ending balance	23,626	96,712
Interest Payable	170	210
Level 1 [Member] | Agency [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity
Level 1 [Member] | Private-label [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity
Level 2 [Member]
FINANCIAL ASSETS
Cash and cash equivalents
Certificates of deposit
Investment securities - available for sale	23,387	77,186
Investment securities - held to maturity	22,480	26,956
Mortgage-backed securities - held to maturity
Net loans receivable
Accrued interest receivable
FHLB stock
Bank owned life insurance
Deposits
Non-interest-bearing accounts
NOW accounts
Savings accounts
Money market accounts
Certificates of deposit
Advance payments by borrowers for taxes and insurance
Long-term Federal Home Loan Bank Advances
Ending balance
Interest Payable
Level 2 [Member] | Agency [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	212,054	135,733
Level 2 [Member] | Private-label [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity		109
Level 3 [Member]
FINANCIAL ASSETS
Cash and cash equivalents
Certificates of deposit
Investment securities - available for sale
Investment securities - held to maturity
Mortgage-backed securities - held to maturity
Net loans receivable	30,966	33,194
Accrued interest receivable
FHLB stock
Bank owned life insurance
Deposits
Non-interest-bearing accounts
NOW accounts
Savings accounts
Money market accounts
Certificates of deposit	34,795	38,885
Advance payments by borrowers for taxes and insurance
Long-term Federal Home Loan Bank Advances	112,518	18,525
Ending balance
Interest Payable
Level 3 [Member] | Agency [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity
Level 3 [Member] | Private-label [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	2,962	4,156
Carrying Amount [Member]
FINANCIAL ASSETS
Cash and cash equivalents	1,360	1,927
Certificates of deposit	598	598
Investment securities - available for sale	28,387	77,186
Investment securities - held to maturity	22,047	26,420
Net loans receivable	29,724	31,531
Accrued interest receivable	638	1,371
FHLB stock	6,440	5,682
Bank owned life insurance	4,136	2,000
Deposits
Non-interest-bearing accounts	16,300	14,911
NOW accounts	21,077	20,654
Savings accounts	44,428	41,808
Money market accounts	24,730	23,772
Certificates of deposit	34,833	38,829
Advance payments by borrowers for taxes and insurance	491	550
Long-term Federal Home Loan Bank Advances	111,696	17,500
Ending balance	23,626	96,712
Interest Payable	170	210
Carrying Amount [Member] | Agency [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	212,781	135,621
Carrying Amount [Member] | Private-label [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	2,554	3,647
Fair Value [Member]
FINANCIAL ASSETS
Cash and cash equivalents	1,360	1,927
Certificates of deposit	598	598
Investment securities - available for sale	28,387	77,186
Investment securities - held to maturity	22,480	26,956
Net loans receivable	30,966	33,194
Accrued interest receivable	638	1,371
FHLB stock	6,440	5,682
Bank owned life insurance	4,136	2,000
Deposits
Non-interest-bearing accounts	16,300	14,911
NOW accounts	21,077	20,654
Savings accounts	44,428	41,808
Money market accounts	24,730	23,772
Certificates of deposit	34,795	38,885
Advance payments by borrowers for taxes and insurance	491	550
Long-term Federal Home Loan Bank Advances	112,518	18,525
Ending balance	23,626	96,712
Interest Payable	170	210
Fair Value [Member] | Agency [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	212,054	135,733
Fair Value [Member] | Private-label [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	$ 2,962	$ 4,265